Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 22 — SUBSEQUENT EVENTS

The Company has considered all events from March 31, 2026 through July 30, 2026, which is the date that these consolidated financial statements are available to be issued. Other than described below, there are no material subsequent events that require disclosure in these consolidated financial statements.

Subsequent to the financial year end and up to the date of these financial statements, the Company issued 982,750 ordinary shares to employees of the Company in connection with grants under the 2026 Equity Incentive Plan.